Financial instruments (Tables)	9 Months Ended
Sep. 30, 2026
Financial Instruments Disclosure [Abstract]
Schedule of Contractual Maturities of Financial Obligations
The following are the contractual maturities of financial obligations as at September 30, 2026:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years
Accounts payable and accrued liabilities	$15,808	$15,808	$15,808	$—	$—
Operating lease obligations	1,522	1,737	532	889	316
	$17,330	$17,545	$16,340	$889	$316